Intangible Assets, Net - Schedule of estimated future amortization of intangible assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021		$ 34,345
2022		19,633
2023		12,206
2024		8,703
2025		8,703
Thereafter		30,952
Total	$ 109,732	$ 114,542	$ 126,440